LASALLE COVER COMPANY, LLC
                        c/o Roark, Rearden & Hamot, Inc.
                                68 Harvard Street
                         Brookline, Massachusetts 02445






                                                 January 21, 2005




Securities and Exchange Commission
Washington D.C.  20549

               Re:    LaSalle Re Holdings Limited
                      Schedule TO-T filed December 23, 2004
                      SEC File No. 5-46709

Dear Sir/Madam:

         We refer to Schedule TO filed by LaSalle Cover Company, LLC ("LCC") and other bidders with respect to the Series A Preferred Stock, par value $1.00 per share, of LaSalle Re Holdings Limited (File No. 5-46709 as amended). In connection therewith, LCC hereby acknowledges that:

         1. LCC is responsible for the adequacy and accuracy of the disclosure in the filing;

         2. staff comments or changes in disclosure in response to staff comments in the filings reviewed by the staff of the Securities and Exchange Commission ("Commission") do not foreclose the Commission from taking any action with respect to the filing; and

         3. LCC may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                            Very truly yours,

                                            LaSalle Cover Company, LLC



                                            By: /s/ ANDREW R. SIEGEL
                                                --------------------------------
                                                Andrew R. Siegel
                                                Manager